Employee Benefit Obligations - Additional Information (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Abstract]
Post-employment benefits to variations	1.00%
Discount rate assumes a increase	$ 4,773,942	$ 5,241,395
Discount rate assumes a decrease	4,269,704	$ 4,665,915
Defined benefit plans will increase	$ 5,558,032
Weighted average term	9 years 2 months 4 days